Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accumulated Other Comprehensive Loss
ACCUMULATED OTHER COMPREHENSIVE LOSS

(in millions of Canadian dollars)	2017	2016
Foreign currency translation, net of hedging activities and related income tax of $12 million (December 31, 2016 - $16 million)	(30)	(13)
Unrealized gain arising from foreign exchange forward contracts designated as cash flow hedges, net of related income taxes of nil (December 31, 2016 - nil)	1	—
Unrealized loss arising from commodity derivative financial instruments designated as cash flow hedges, net of related income taxes of $2 million (December 31, 2016 - $2 million)	(4)	(5)
Unrealized loss on available-for-sale financial assets, net of related income taxes of nil (December 31, 2016 - nil)	(2)	(1)
Unrealized loss on share of other comprehensive income of associates, net of related income taxes of nil (December 31, 2016 - $9 million)	—	(12)
	(35)	(31)